U.S. SECURITIES
AND EXCHANGE
COMMISSION
Washington, D.C.
20549
FORM 24F-2
ANNUAL NOTICE
OF SECURITES
SOLD PURSUANT
TO RULE 24F-2
READ
INSTRUCTIONS AT
END OF FORM
BEFORE
PREPARING
FORM.
1.	Name and address of
issuer:
       Old Mutual
Funds II
4643 South Ulster
Street
Suite 600
Denver, CO 80237-
2853

2.	The name of each
series or class of
securities for which
this Form is filed
(If the Form is being
filed for all series and
classes of securities of
the
issuer, check the box
but do not list series or
classes):[x]

3.	Investment Company
Act File Number:
811-04391
Securities Act File
Number: 002-99810

4.	(a)	Last day of
fiscal year for which
this Form is filed:
March 31, 2012
(b)	[ ] Check box if this
Form is being filed late
(i.e., more than 90
       calendar days
after the end of the
issuer's fiscal year).
       (See
Instruction A.2)

NOTE: IF THE FORM
IS BEING FILED
LATE, INTEREST
MUST BE PAID
ON THE
REGISTRATION FEE
DUE.
(c)	[ ] Check box
if this is
the last time the issuer
will be filing this
Form.

5.	Calculation of
registration fee:
(i)	Aggregate sale
price of securities
sold during the fiscal year
 pursuant to section 24(f):
$724,374,000

(ii)	Aggregate price
of securities
redeemed or repurchased
during
the fiscal year:
$1,228,287,000

(iii)	Aggregate price
of securities
redeemed or repurchased
during
any PRIOR fiscal year
ending no
earlier than October 11, 1995
that
were not previously
used to
reduce registration
fees payable
to the
Commission:
$8,056,010,642


(iv)	Total available
redemption
credits [add items 5(ii) and
5(iii)]:
$9,284,297,642

(v)	Net sales -- if item
5(i) is greater
than Item 5(iv) [subtract Item
5(iv)
from Item 5(I)]:
$0

(vi)	Redemption credits
available for
use in future years
-- if Item 5(i)
is
less than Item 5(iv) [subtract
Item
5(iv) from Item 5(i)]:
$8,559,923,642

(vii)	Multiplier for
determining
registration fee (See Instruction
C.9):
x  0.00011460



(viii)	Registration
fee due [multiply
Item 5(v) by Item 5(vii)]
(enter "0" if no fee is due):
= $0

6.	Prepaid Shares
If the response to Item
5(i) was determined by
deducting an amount
of
securities that were
registered under the
Securities Act of 1933
pursuant to
rule 24e-2 as in effect
before October 11,
1997, then report the
amount of
securities (number of
shares or other units)
deducted here: 0. If
there is a
number of shares or
other units that were
registered pursuant to
rule 24e-2
remaining unsold at
the end of the fiscal
year for which this
form is filed
that are available for
use by the issuer in
future fiscal years,
then state
that number here: 0.

7.	Interest due
-- if this
Form is being filed
more than 90 days
after the
       end of the
issuer's fiscal year
(see Instruction D): $0

8.	Total of the
amount of
the registration fee due
plus any interest due
       [Item 5(viii)
plus Item 7]: = $0

9.	Date the
registration
fee and any interest
payment was sent to
the
       Commission's
lockbox depository:
N/A
Method of Delivery:
[   ] Wire Transfer
[   ] Mail or other
means



SIGNATURES

       This report has
been signed below by
the following persons
on behalf of the
       Issuer and in
the capacities and on
the dates indicated.

By:
(Signatur
e and
Title)
* / s /
Robert
T. Kelly

Robert
T. Kelly,
Treasure
r



Date: June   , 2012

5
NYB 1476879.1

NYB 1476879.1